Portfolio of Investments – as of February 29, 2024 (Unaudited)
Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 89.0% of Net Assets
	Aerospace & Defense — 1.3%
$3,460,079	Spirit Aerosystems, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.250%, 9.563%, 1/15/2027(a)(b)	$3,455,754
2,753,627	TransDigm, Inc., 2023 Term Loan I, 3 mo. USD SOFR + 3.250%, 8.598%, 8/24/2028(a)(b)	2,758,033
1,621,000	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 3.250%, 8.598%, 2/14/2031(a)(b)	1,626,528
2,294,250	Vertex Aerospace Services Corp., 2021 First Lien Term Loan, 1 mo. USD SOFR + 3.250%, 8.676%, 12/06/2028(a)(b)	2,294,066
		10,134,381
	Airlines — 1.6%
5,393,250	American Airlines, Inc., 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 10.329%, 4/20/2028(a)(b)	5,494,373
3,187,264	LifeMiles Ltd., 2021 Term Loan B, 3 mo. USD SOFR + 5.250%, 10.855%, 8/30/2026(a)(b)	3,176,938
1,750,000	Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD SOFR + 5.250%, 10.770%, 6/21/2027(a)(b)	1,800,715
2,299,250	SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3 mo. USD SOFR + 3.750%, 9.068%, 10/20/2027(a)(b)	2,361,951
		12,833,977
	Automotive — 2.7%
1,000,000	Autokiniton U.S. Holdings, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.441%, 4/06/2028(a)(b)	1,000,000
2,981,000	Clarios Global LP, 2024 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.326%, 5/06/2030(a)(b)	2,980,076
4,000,000	First Brands Group LLC, 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 8.500%, 14.074%, 3/30/2028(a)(b)	3,950,000
4,181,635	First Brands Group LLC, 2021 Term Loan, 3 mo. USD SOFR + 5.000%, 10.574%, 3/30/2027(a)(b)	4,186,862
4,602,652	IXS Holdings, Inc., 2020 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.693%, 3/05/2027(a)(b)	4,347,573
2,814,945	Phinia, Inc., Term Loan B, 1 mo. USD SOFR + 4.000%, 9.426%, 7/03/2028(a)(b)	2,814,945
2,883,915	Wheel Pros LLC, 2023 3rd Amendment Term Loan, 3 mo. USD SOFR + 4.500%, 10.058%, 5/11/2028(a)(b)	2,341,970
517,141	Wheel Pros LLC, 2023 FILO Term Loan, 3 mo. USD SOFR + 8.875%, 14.462%, 2/10/2028(a)(b)	557,219
		22,178,645
	Brokerage — 3.7%
2,000,000	Advisor Group, Inc., 2024 Term Loan, 8/16/2028(c)	1,998,760
4,875,946	Citadel Securities LP, 2024 Term Loan B, 1 mo. USD SOFR + 2.250%, 7.576%, 7/29/2030(a)(b)	4,869,851
3,538,641	DRW Holdings LLC, 2021 Term Loan, 1 mo. USD SOFR + 3.750%, 9.191%, 3/01/2028(a)(b)	3,529,795
5,152,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 1 mo. USD SOFR + 6.750%, 12.191%, 7/20/2026(a)(b)	5,159,566
2,750,000	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 9.329%, 2/28/2031(a)(b)	2,729,375
3,249,855	Focus Financial Partners LLC, 2024 Term Loan B7, 1 mo. USD SOFR + 2.750%, 8.076%, 6/30/2028(a)(b)	3,225,481
3,790,500	Harbourvest Partners LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.500%, 7.843%, 4/22/2030(a)(b)	3,785,762
1,000,000	HighTower Holdings LLC, 2021 Term Loan B, 4/21/2028(c)	998,750
997,449	HighTower Holdings LLC, 2021 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.586%, 4/21/2028(a)(b)	996,202
2,613,854	Resolute Investment Managers, Inc., 2023 Tranche C - 1st Lien Take Back Term Loan, 3 mo. USD SOFR + 6.500%, 11.860%, 4/30/2027(a)(b)	2,571,379
		29,864,921
Principal Amount	Description	Value (†)
	Building Materials — 3.5%
$2,250,000	Chamberlain Group, Inc., 2024 Incremental Term Loan B, 1 mo. USD SOFR + 3.750%, 9.076%, 11/03/2028(a)(b)	$2,247,188
2,659,709	Foley Products Co. LLC, 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 10.248%, 12/29/2028(a)(b)	2,660,267
3,175,000	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 1/29/2031(c)	3,171,031
4,987,500	Janus International Group LLC, 2023 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.623%, 8/03/2030(a)(b)	4,992,487
3,697,415	LHS Borrower LLC, 2022 Term Loan B, 1 mo. USD SOFR + 4.750%, 10.176%, 2/16/2029(a)(b)	3,450,169
1,781,889	Mannington Mills, Inc., 2021 Term Loan B, 3 mo. USD SOFR + 3.750%, 9.360%, 8/06/2026(a)(b)	1,731,408
2,487,310	MI Windows & Doors LLC, 2022 Term Loan, 1 mo. USD SOFR + 3.500%, 8.926%, 12/18/2027(b)	2,485,768
2,602,540	Oscar AcquisitionCo LLC, Term Loan B, 3 mo. USD SOFR + 4.500%, 9.948%, 4/29/2029(a)(b)	2,593,145
1,939,000	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.826%, 1/12/2029(a)(b)	1,943,033
3,152,438	U.S. Silica Co., 2023 Term Loan B, 1 mo. USD SOFR + 4.750%, 10.176%, 3/25/2030(a)(b)	3,154,676
		28,429,172
	Cable Satellite — 1.6%
7,487,727	DirecTV Financing LLC, 2024 Term Loan, 2 mo. USD SOFR + 5.250%, 10.830%, 8/02/2029(a)(b)	7,466,686
3,421,000	Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD SOFR + 3.250%, 8.790%, 3/31/2031(b)	3,394,077
2,413,258	WideOpenWest Finance LLC, 2021 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.348%, 12/20/2028(a)(b)	2,052,476
		12,913,239
	Chemicals — 3.2%
2,175,000	Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, 1 mo. USD SOFR + 7.750%, 13.176%, 11/24/2028(a)(b)	2,059,007
4,053,761	Bakelite U.S. Holdco, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.000%, 9.498%, 5/29/2029(a)(b)	4,033,493
4,837,960	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.826%, 8/18/2028(a)(b)	4,741,201
3,483,694	Groupe Solmax, Inc., Term Loan, USD SOFR + 4.750%, 10.282%, 5/29/2028(a)(b)	3,384,165
3,335,171	Ineos U.S. Finance LLC, 2022 USD Term Loan B, 1 mo. USD SOFR + 3.750%, 9.176%, 11/08/2027(a)(b)	3,329,334
2,885,500	LSF11 A5 Holdco LLC, 2023 Incremental Term Loan B, 1 mo. USD SOFR + 4.250%, 9.676%, 10/15/2028(a)(b)	2,884,057
2,521,320	Luxembourg Investment Co. 428 SARL, Term Loan B, 3 mo. USD SOFR + 5.000%, 10.434%, 1/03/2029(a)(b)	877,747
2,005,843	Momentive Performance Materials, Inc., 2023 Term Loan, 1 mo. USD SOFR + 4.500%, 9.826%, 3/29/2028(a)(b)	1,960,711
2,493,750	Windsor Holdings III LLC, USD Term Loan B, 1 mo. USD SOFR + 4.500%, 9.824%, 8/01/2030(a)(b)	2,495,695
		25,765,410
	Consumer Cyclical Services — 6.3%
3,000,000	BIFM US Finance LLC, 2024 Term Loan, 3 mo. USD SOFR + 4.250%, 9.573%, 5/31/2028(a)(b)	2,994,990
4,602,000	CHG Healthcare Services, Inc., 2023 Incremental Term Loan, USD SOFR + 3.750%, 9.092%, 9/29/2028(a)(b)	4,601,034

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — continued
$2,959,000	Cushman & Wakefield U.S. Borrower LLC, 2023 Term Loan B, 1 mo. USD SOFR + 4.000%, 9.326%, 1/31/2030(a)(b)	$2,951,602
780,000	Ensemble RCM LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.317%, 8/01/2029(a)(b)	775,125
3,000,000	Fleet Midco I Ltd., 2024 Term Loan B, 1/23/2031(c)	2,996,250
2,487,250	Galaxy U.S. Opco, Inc., Term Loan, 3 mo. USD SOFR + 4.750%, 10.063%, 4/29/2029(a)(b)	2,176,344
2,985,000	Inmar, Inc., 2023 Term Loan, USD SOFR + 5.500%, 10.837%, 5/01/2026(a)(b)	2,959,807
3,283,500	Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.826%, 2/08/2028(a)(b)	3,270,169
4,403,816	Latham Pool Products, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 4.000%, 9.421%, 2/23/2029(a)(b)	4,308,386
2,401,000	OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.750%, 9.575%, 7/25/2030(a)(b)	2,405,706
1,999,000	R1 RCM, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.326%, 6/21/2029(a)(b)	1,999,000
315,429	Ryan LLC, Delayed Draw Term Loan, 4.500%, 11/14/2030(d)	315,823
2,996,571	Ryan LLC, Term Loan, 1 mo. USD SOFR + 4.500%, 9.826%, 11/14/2030(a)(b)	3,000,317
4,303,157	Sweetwater Borrower LLC, Term Loan B, 1 mo. USD SOFR + 4.250%, 9.691%, 8/07/2028(a)(b)	4,281,641
3,300,000	TTF Holdings LLC, Term Loan, 1 mo. USD SOFR + 4.000%, 9.441%, 3/31/2028(a)(b)	3,295,875
4,757,150	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.135%, 3/03/2030(a)(b)	4,767,330
2,750,000	Vistage Worldwide, Inc., Term Loan, 3 mo. USD SOFR + 4.750%, 10.748%, 7/13/2029(a)(b)	2,741,420
1,290,000	VT Topco, Inc., 2023 Term Loan B, 1 mo. USD SOFR + 4.250%, 9.576%, 8/09/2030(a)(b)	1,293,225
		51,134,044
	Consumer Products — 2.4%
2,879,954	AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD SOFR + 3.750%, 9.080%, 7/31/2028(a)(b)	2,870,652
102,609	AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, 8.811%, 7/31/2028(d)	102,673
897,391	AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, 1 mo. USD SOFR + 2.125%, 7/31/2028(a)(b)	897,957
3,217,397	Bombardier Recreational Products, Inc., 2023 Term Loan B3, 1 mo. USD SOFR + 2.750%, 8.076%, 12/13/2029(a)(b)	3,217,815
2,904,935	Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.860%, 9/25/2028(a)(b)	2,897,702
2,124,960	Recess Holdings, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.500%, 9.843%, 2/14/2030(a)(b)	2,124,960
2,179,902	Solis IV BV, USD Term Loan B1, 3 mo. USD SOFR + 3.500%, 8.824%, 2/26/2029(b)	2,151,302
1,098,945	Springs Windows Fashions LLC, 2021 Term Loan B, 1 mo. USD SOFR + 4.000%, 9.441%, 10/06/2028(a)(b)	993,512
1,798,895	Topgolf Callaway Brands Corp., Term Loan B, 1 mo. USD SOFR + 3.500%, 8.926%, 3/15/2030(a)(b)	1,798,715
2,689,103	Weber-Stephen Products LLC, 2022 Incremental Term Loan B, 1 mo. USD SOFR + 4.250%, 9.676%, 10/30/2027(a)(b)	2,436,999
		19,492,287
	Diversified Manufacturing — 2.5%
3,330,764	Arcline FM Holdings LLC, 2021 1st Lien Term Loan, 3 mo. USD SOFR + 4.750%, 10.360%, 6/23/2028(a)(b)	3,332,030
Principal Amount	Description	Value (†)
	Diversified Manufacturing — continued
$1,387,523	Barnes Group, Inc., Term Loan B, 1 mo. USD SOFR + 3.000%, 8.426%, 9/03/2030(a)(b)	$1,388,216
400,000	Brookfield WEC Holdings, Inc., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 8.076%, 1/27/2031(a)(b)	398,436
3,332,878	Chart Industries, Inc., 2023 Term Loan, 1 mo. USD SOFR + 3.250%, 8.674%, 3/15/2030(a)(b)	3,336,011
2,313,650	Emrld Borrower LP, Term Loan B, 3 mo. USD SOFR + 2.500%, 7.790%, 5/31/2030(a)(b)	2,307,288
2,773,015	Filtration Group Corp., 2023 USD Term Loan, 1 mo. USD SOFR + 4.250%, 9.691%, 10/21/2028(a)(b)	2,773,542
3,000,000	Infinite Bidco LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 7.000%, 12.574%, 3/02/2029(a)(b)	2,495,010
1,104,236	INNIO Group Holding GmbH, 2023 USD Term Loan B, 3 mo. USD SOFR + 4.250%, 9.564%, 11/02/2028(a)(b)	1,105,616
2,500,000	LSF12 Badger Bidco LLC, Term Loan B, 1 mo. USD SOFR + 6.000%, 11.326%, 8/30/2030(a)(b)	2,490,625
1,143,405	Project Castle, Inc., Term Loan B, 3 mo. USD SOFR + 5.500%, 10.831%, 6/01/2029(a)(b)	1,030,974
4,294	Watlow Electric Manufacturing Co., Term Loan B, 3 mo. USD SOFR + 3.750%, 9.329%, 3/02/2028(a)(b)	4,286
		20,662,034
	Electric — 0.9%
4,399,000	Kohler Energy Co. LLC, USD Term Loan B, 1/30/2031(c)	4,300,022
1,687,770	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 4.500%, 9.826%, 5/17/2030(a)(b)	1,691,989
1,550,492	Talen Energy Supply LLC, 2023 Term Loan C, 3 mo. USD SOFR + 4.500%, 9.826%, 5/17/2030(a)(b)	1,554,369
		7,546,380
	Environmental — 1.2%
2,454,525	Covanta Holding Corp., 2024 Term Loan B, 11/30/2028(c)	2,446,867
134,127	Covanta Holding Corp., 2024 Term Loan C, 11/30/2028(c)	133,709
3,004,088	Northstar Group Services, Inc., 2020 Term Loan B, 1 mo. USD SOFR + 5.500%, 10.941%, 11/12/2026(a)(b)	3,000,333
994,724	Rockwood Service Corp., 2020 Term Loan, 1 mo. USD SOFR + 4.250%, 9.691%, 1/23/2027(a)(b)	995,759
326,087	The Action Environmental Group, Inc., 2023 Delayed Draw Term Loan B, 2.250%, 10/24/2030(d)	326,494
360,000	The Action Environmental Group, Inc., 2023 Term Loan B, 10/24/2030(c)	360,450
2,173,913	The Action Environmental Group, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 4.500%, 9.824%, 10/24/2030(a)(b)	2,176,630
		9,440,242
	Financial Other — 0.4%
2,000,000	Aragorn Parent Corp., Term Loan, 1 mo. USD SOFR + 4.250%, 9.571%, 6/15/2028(a)(b)	2,000,840
1,555,886	Orion Advisor Solutions, Inc., 2021 Term Loan, 3 mo. USD SOFR + 3.750%, 9.324%, 9/24/2027(a)(b)	1,532,548
		3,533,388
	Food & Beverage — 2.1%
801,000	Aspire Bakeries Holdings LLC, Term Loan, 1 mo. USD SOFR + 4.250%, 9.570%, 12/13/2030(a)(b)	801,000
2,160,000	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 9.068%, 10/25/2027(a)(b)	2,162,030
1,693,694	City Brewing Co. LLC, Closing Date Term Loan, 3 mo. USD SOFR + 3.500%, 9.078%, 4/05/2028(a)(b)	1,275,351

Principal Amount	Description	Value (†)
	Food & Beverage — continued
$1,588,495	Del Monte Foods, Inc., 2022 Term Loan, 1 mo. USD SOFR + 4.250%, 9.676%, 5/16/2029(a)(b)	$1,431,346
1,400,000	Fiesta Purchaser, Inc., 2024 Term Loan B, 2/12/2031(c)	1,398,082
1,525,000	Fiesta Purchaser, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.318%, 2/12/2031(a)(b)	1,522,911
5,000,000	Naked Juice LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 6.000%, 11.448%, 1/24/2030(a)(b)	4,017,200
2,500,000	Northeast Grocery, Inc., Term Loan B, 3 mo. USD SOFR + 7.500%, 12.826%, 12/13/2028(a)(b)	2,494,800
2,000,000	Triton Water Holdings, Inc, 2024 Incremental Term Loan B, 3/31/2028(c)	1,965,000
		17,067,720
	Gaming — 2.6%
3,712,121	Bally's Corp., 2021 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.829%, 10/02/2028(a)(b)	3,523,434
3,895,000	Caesars Entertainment, Inc., 2024 Term Loan B1, 3 mo. USD SOFR + 2.750%, 8.040%, 2/06/2031(a)(b)	3,886,898
1,496,193	Fertitta Entertainment LLC, 2022 Term Loan B, 1/27/2029(c)	1,496,762
1,299,739	Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD SOFR + 4.000%, 9.326%, 1/27/2029(a)(b)	1,300,233
4,555,822	GVC Holdings (Gibraltar) Ltd., 2022 USD Term Loan B2, 3 mo. USD SOFR + 3.500%, 8.948%, 10/31/2029(a)(b)	4,561,516
3,500,000	J&J Ventures Gaming LLC, 2023 Incremental Term Loan B, 1 mo. USD SOFR + 4.250%, 9.691%, 4/26/2028(a)(b)	3,416,875
3,155,000	Ontario Gaming GTA LP, Term Loan B, 3 mo. USD SOFR + 4.250%, 9.598%, 8/01/2030(a)(b)	3,150,772
		21,336,490
	Healthcare — 6.9%
4,800,968	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 9.326%, 9/29/2028(a)(b)	4,782,964
4,345,387	Carestream Dental Equipment, Inc., 2021 Term Loan, 3 mo. USD SOFR + 4.500%, 9.948%, 9/01/2024(a)(b)	3,742,465
3,407,000	Catalent Pharma Solutions, Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 3.000%, 8.320%, 2/22/2028(a)(b)	3,415,518
3,465,000	Charlotte Buyer, Inc., 1st Lien Term Loan, 1 mo. USD SOFR + 5.250%, 10.568%, 2/11/2028(a)(b)	3,471,687
3,286,709	Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.563%, 3/30/2029(a)(b)	3,207,006
1,531,321	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Delayed Draw Term Loan, 3 mo. USD SOFR + 4.250%, 9.698%, 7/06/2029(a)(b)	1,510,265
3,317,862	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD SOFR + 4.250%, 9.698%, 7/06/2029(a)(b)	3,272,241
3,260,699	Embecta Corp., Term Loan B, 1 mo. USD SOFR + 3.000%, 8.326%, 3/30/2029(a)(b)	2,969,290
3,980,000	Fortrea Holdings, Inc., Term Loan B, 1 mo. USD SOFR + 3.750%, 9.076%, 7/01/2030(a)(b)	3,984,975
974,568	Gainwell Acquisition Corp., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.448%, 10/01/2027(a)(b)	925,840
1,990,000	GHX Ultimate Parent Corp., 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.557%, 6/30/2027(a)(b)	1,992,488
1,425,470	Heartland Dental LLC, 2023 Term Loan B, 1 mo. USD SOFR + 5.000%, 10.320%, 4/28/2028(a)(b)	1,425,470
Principal Amount	Description	Value (†)
	Healthcare — continued
$2,030,000	IVC Acquisition Ltd., 2023 USD Term Loan B, 3 mo. USD SOFR + 5.500%, 10.886%, 12/06/2028(a)(b)	$2,031,279
500,000	MDVIP, Inc., 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 6.500%, 11.941%, 10/15/2029(a)(b)	490,625
2,294,162	MDVIP, Inc., 2021 Term Loan, 1 mo. USD SOFR + 3.500%, 8.941%, 10/16/2028(a)(b)	2,289,001
1,838,924	NAPA Management Services Corp., Term Loan B, 1 mo. USD SOFR + 5.250%, 10.676%, 2/23/2029(a)(b)	1,737,783
4,468,293	National Mentor Holdings, Inc., 2021 Term Loan, USD SOFR + 3.750%, 9.181%, 3/02/2028(a)(b)	4,161,098
123,416	National Mentor Holdings, Inc., 2021 Term Loan C, 3 mo. USD SOFR + 3.750%, 9.198%, 3/02/2028(a)(b)	114,931
1,582,913	Onex TSG Intermediate Corp., 2021 Term Loan B, 3 mo. USD SOFR + 4.750%, 10.324%, 2/28/2028(a)(b)	1,559,169
1,895,000	Parexel International Corp., 2021 1st Lien Term Loan, 1 mo. USD SOFR + 3.250%, 8.691%, 11/15/2028(a)(b)	1,892,631
1,000,000	Southern Veterinary Partners LLC, 2nd Lien Term Loan, 1 mo. USD SOFR + 7.750%, 13.176%, 10/05/2028(a)(b)	997,500
2,773,209	Southern Veterinary Partners LLC, Term Loan, 1 mo. USD SOFR + 4.000%, 9.441%, 10/05/2027(a)(b)	2,767,136
2,509,781	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.348%, 9/27/2030(a)(b)	2,476,853
465,000	Surgery Center Holdings, Inc., 2023 Term Loan, 1 mo. USD SOFR + 3.500%, 8.820%, 12/19/2030(a)(b)	465,516
		55,683,731
	Independent Energy — 0.5%
4,105,924	Matador Bidco SARL, Term Loan, 1 mo. USD SOFR + 4.500%, 9.926%, 10/15/2026(a)(b)	4,098,246
	Industrial Other — 2.4%
3,872,177	Colibri Group LLC, 2022 Term Loan, 3 mo. USD SOFR + 5.000%, 10.464%, 3/12/2029(a)(b)	3,872,177
2,493,750	KUEHG Corp., 2023 Term Loan, 3 mo. USD SOFR + 5.000%, 10.348%, 6/12/2030(a)(b)	2,496,343
997,500	Learning Care Group, Inc., 2023 Term Loan, 3 mo. USD SOFR + 4.750%, 10.074%, 8/11/2028(a)(b)	996,004
2,984,771	Michael Baker International LLC, 2021 Term Loan, 1 mo. USD SOFR + 5.000%, 10.441%, 12/01/2028(a)(b)	2,992,233
4,630,474	Service Logic Acquisition, Inc., Term Loan, USD SOFR + 4.000%, 9.574%, 10/29/2027(a)(b)	4,624,686
4,688,041	St. George's University Scholastic Services, 2022 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.426%, 2/10/2029(b)	4,669,289
		19,650,732
	Leisure — 0.4%
2,984,733	SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.500%, 7.826%, 8/25/2028(a)(b)	2,980,375
	Lodging — 0.5%
3,661,455	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.750%, 8.191%, 8/02/2028(a)(b)	3,656,878
550,000	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.191%, 1/17/2031(a)(b)	549,082
		4,205,960
	Media Entertainment — 7.9%
5,349,233	Advantage Sales & Marketing, Inc., 2021 Term Loan, 3 mo. USD SOFR + 4.500%, 10.092%, 10/28/2027(a)(b)	5,333,613

Principal Amount	Description	Value (†)
	Media Entertainment — continued
$588,033	AP Core Holdings II LLC, Amortization Term Loan B1, 1 mo. USD SOFR + 5.500%, 10.941%, 9/01/2027(a)(b)	$574,556
3,806,000	AP Core Holdings II LLC, High-Yield Term Loan B2, 1 mo. USD SOFR + 5.500%, 10.941%, 9/01/2027(a)(b)	3,709,480
4,943,036	Cengage Learning, Inc., 2021 Term Loan B, 3 mo. USD SOFR + 4.750%, 10.326%, 7/14/2026(a)(b)	4,939,971
4,691,456	CMG Media Corp., 2021 Term Loan, 3 mo. USD SOFR + 3.500%, 8.948%, 12/17/2026(a)(b)	3,923,231
874,936	Creative Artists Agency LLC, 2023 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.826%, 11/27/2028(a)(b)	875,181
2,698,600	Dotdash Meredith, Inc., Term Loan B, 1 mo. USD SOFR + 4.000%, 9.428%, 12/01/2028(b)	2,671,614
2,398,064	Gray Television, Inc., 2021 Term Loan D, 1 mo. USD SOFR + 3.000%, 8.443%, 12/01/2028(a)(b)	2,248,736
2,750,000	iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD SOFR + 3.000%, 8.441%, 5/01/2026(b)	2,416,563
4,523,344	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 1 mo. USD SOFR + 4.750%, 10.071%, 7/28/2028(a)(b)	4,503,170
7,400,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 6.250%, 11.576%, 2/23/2029(a)(b)	7,107,108
5,911,640	PUG LLC, USD Term Loan, 1 mo. USD SOFR + 3.500%, 8.941%, 2/12/2027(a)(b)	5,797,604
3,700,000	Simon & Schuster, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.317%, 10/30/2030(a)(b)	3,711,581
4,925,000	Sinclair Television Group, Inc., 2022 Term Loan B4, 1 mo. USD SOFR + 3.750%, 9.176%, 4/21/2029(a)(b)	4,133,306
2,724,736	Summer (BC) Holdco B SARL, 2021 USD Term Loan B2, 3 mo. USD SOFR + 4.500%, 10.108%, 12/04/2026(a)(b)	2,707,025
1,647,250	Syndigo LLC, 2020 2nd Lien Term Loan, 1 mo. USD SOFR + 8.000%, 13.436%, 12/15/2028(a)(b)	1,515,470
1,514,750	Syndigo LLC, 2020 Term Loan, 1 mo. USD SOFR + 4.500%, 9.941%, 12/15/2027(a)(b)	1,507,176
3,624,431	Voyage Digital (NZ) Ltd., USD Term Loan B, 3 mo. USD SOFR + 4.000%, 9.319%, 5/11/2029(a)(b)	3,624,431
2,920,000	Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.814%, 1/31/2031(a)(b)	2,916,350
		64,216,166
	Midstream — 1.4%
3,331,003	AL NGPL Holdings LLC, Term Loan B, 3 mo. USD SOFR + 3.500%, 8.829%, 4/13/2028(a)(b)	3,332,402
2,152,000	GIP Pilot Acquisition Partners LP, Term Loan, 3 mo. USD SOFR + 3.000%, 8.327%, 10/04/2030(a)(b)	2,150,214
4,362,152	Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.437%, 10/05/2028(a)(b)	4,355,783
1,659,085	Whitewater Whistler Holdings LLC, 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.125%, 2/15/2030(a)(b)	1,657,708
		11,496,107
	Oil Field Services — 0.7%
1,992,500	BANGL LLC, Term Loan B, 3 mo. USD SOFR + 4.500%, 9.830%, 2/01/2029(a)(b)	1,999,972
3,760,000	Brazos Delaware II LLC, 2023 Term Loan B, 1 mo. USD SOFR + 3.750%, 9.070%, 2/11/2030(a)(b)	3,754,134
		5,754,106
	Other REITs — 1.1%
2,276,590	Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 1 mo. USD SOFR + 3.500%, 8.941%, 3/11/2028(b)	2,208,293
Principal Amount	Description	Value (†)
	Other REITs — continued
$2,429,640	RHP Hotel Properties LP, 2023 Term Loan B, 1 mo. USD SOFR + 2.750%, 8.076%, 5/18/2030(a)(b)	$2,429,033
4,082,760	Starwood Property Trust, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.576%, 11/18/2027(a)(b)	4,069,164
		8,706,490
	Paper — 1.0%
2,779,575	Domtar Corp., 2021 Term Loan B, 1 mo. USD SOFR + 5.500%, 10.931%, 11/30/2028(a)(b)	2,710,947
2,277,502	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 9.191%, 4/20/2028(a)(b)	2,272,766
3,278,363	Spa Holdings 3 Oy, USD Term Loan B, 3 mo. USD SOFR + 4.000%, 9.610%, 2/04/2028(a)(b)	3,245,579
		8,229,292
	Pharmaceuticals — 1.4%
2,779,625	Bausch Health Cos., Inc., 2022 Term Loan B, 1 mo. USD SOFR + 5.250%, 10.671%, 2/01/2027(a)(b)	2,201,991
4,749,868	Jazz Financing Lux SARL, 2024 Term Loan B, 5/05/2028(c)	4,755,805
2,949,750	LSCS Holdings, Inc., 2021 1st Lien Term Loan, 1 mo. USD SOFR + 4.614%, 9.941%, 12/16/2028(a)(b)	2,875,092
2,000,000	LSCS Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 8.000%, 13.441%, 12/17/2029(a)(b)	1,760,000
		11,592,888
	Property & Casualty Insurance — 2.9%
1,197,000	Amynta Agency Borrower, Inc., 2023 1st Lien Term Loan B, 2/28/2028(c)	1,197,000
4,330,771	Amynta Agency Borrower, Inc., 2023 1st Lien Term Loan B, 1 mo. USD SOFR + 4.250%, 9.576%, 2/28/2028(a)(b)	4,330,771
603,265	AssuredPartners, Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 3.750%, 9.076%, 2/12/2027(a)(b)	603,567
1,500,000	AssuredPartners, Inc., 2024 Incremental Term Loan B5, 2/14/2031(c)	1,499,070
977,703	Asurion LLC, 2020 Term Loan B8, 1 mo. USD SOFR + 3.250%, 8.691%, 12/23/2026(a)(b)	971,318
4,686,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 1 mo. USD SOFR + 5.250%, 10.691%, 1/31/2028(a)(b)	4,465,102
2,815,668	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 9.676%, 8/19/2028(a)(b)	2,797,197
1,875,556	Baldwin Risk Partners LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.935%, 10/14/2027(a)(b)	1,862,277
4,684,201	Howden Group Holdings Ltd., 2023 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 9.326%, 4/18/2030(a)(b)	4,681,859
787,500	HUB International Ltd., 2024 Term Loan B, 6/20/2030(c)	786,516
		23,194,677
	Restaurants — 0.8%
2,794,523	1011778 BC Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD SOFR + 2.250%, 7.576%, 9/20/2030(a)(b)	2,780,047
2,669,449	Dave & Buster's, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.625%, 6/29/2029(a)(b)	2,671,532
1,000,000	Whatabrands LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.691%, 8/03/2028(a)(b)	997,690
		6,449,269
	Retailers — 8.1%
1,841,573	ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, 12/21/2028(c)	1,845,036
4,188,563	At Home Group, Inc., Term Loan B, 1 mo. USD SOFR + 4.250%, 9.694%, 7/24/2028(a)(b)	2,018,887

Principal Amount	Description	Value (†)
	Retailers — continued
$2,744,120	Canada Goose, Inc., 2021 Term Loan, 1 mo. USD SOFR + 3.500%, 8.941%, 10/07/2027(a)(b)	$2,686,960
750,000	CNT Holdings I Corp., 2020 Term Loan, 3 mo. USD SOFR + 3.500%, 8.817%, 11/08/2027(a)(b)	749,115
3,578,480	Container Store, Inc., 2020 Term Loan B3, 3 mo. USD SOFR + 5.000%, 10.610%, 1/31/2026(a)(b)	3,238,524
2,961,929	CWGS Group LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 7.935%, 6/03/2028(a)(b)	2,888,799
3,566,307	Evergreen Acqco 1 LP, 2021 USD Term Loan, 3 mo. USD SOFR + 3.750%, 9.360%, 4/26/2028(a)(b)	3,574,331
2,863,754	Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD SOFR + 3.750%, 9.191%, 3/06/2028(a)(b)	2,863,239
606,932	International Textile Group, Inc., 2023 Last Out Term Loan, 5.500% PIK or 3 mo. USD SOFR + 1.150% Cash, 9/30/2027(a)(b)(e)	444,577
2,771,778	International Textile Group, Inc., 2023 Term Loan, 3 mo. USD SOFR + 8.650%, 13.980%, 9/30/2027(a)(b)	2,744,060
2,884,280	Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.860%, 4/15/2028(a)(b)	2,357,611
4,641,157	Olaplex, Inc., 2022 Term Loan, 1 mo. USD SOFR + 3.500%, 8.926%, 2/23/2029(a)(b)	4,231,203
4,173,000	Peer Holding III BV, 2023 USD Term Loan B4, 3 mo. USD SOFR + 3.250%, 8.598%, 10/28/2030(a)(b)	4,183,432
3,657,182	Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.860%, 3/03/2028(b)	3,489,866
5,462,096	PetSmart LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 9.176%, 2/11/2028(b)	5,437,080
3,520,986	Rent-A-Center, Inc., 2021 First Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 9.119%, 2/17/2028(a)(b)	3,513,662
3,452,519	Restoration Hardware, Inc., 2022 Incremental Term Loan, 1 mo. USD SOFR + 3.250%, 8.676%, 10/20/2028(a)(b)	3,363,617
4,134,632	RVR Dealership Holdings LLC, Term Loan B, 1 mo. USD SOFR + 3.750%, 9.171%, 2/08/2028(a)(b)	3,852,981
5,241,775	S&S Holdings LLC, Term Loan, 3 mo. USD SOFR + 5.000%, 10.417%, 3/11/2028(a)(b)	5,181,180
2,298,110	Tory Burch LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 8.691%, 4/16/2028(a)(b)	2,270,027
994,911	Victoria's Secret & Co., Term Loan B, 3 mo. USD SOFR + 3.250%, 8.888%, 8/02/2028(a)(b)	992,424
4,042,000	Wand NewCo 3, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.750%, 9.076%, 1/30/2031(a)(b)	4,047,053
		65,973,664
	Technology — 12.7%
3,099,436	Access CIG LLC, 2018 2nd Lien Term Loan, 3 mo. USD SOFR + 7.750%, 13.392%, 2/27/2026(a)(b)	3,095,562
1,500,000	Access CIG LLC, 2023 Term Loan, 1 mo. USD SOFR + 5.000%, 10.326%, 8/18/2028(a)(b)	1,500,375
4,860,000	Altar Bidco, Inc., 2021 2nd Lien Term Loan, 1 Yr. USD SOFR + 5.600%, 10.399%, 2/01/2030(a)(b)	4,799,250
437,693	Applied Systems, Inc., 2024 1st Lien Term Loan, 1 mo. USD SOFR + 3.500%, 8.821%, 2/24/2031(a)(b)	439,242
2,000,000	Applied Systems, Inc., 2024 2nd Lien Term Loan, 2/23/2032(c)	2,045,000
2,194,000	Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 8.076%, 1/25/2031(a)(b)	2,185,773
5,703,942	Central Parent, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.348%, 7/06/2029(a)(b)	5,714,894
2,298,368	Corel Corp., 2019 Term Loan, 3 mo. USD SOFR + 5.000%, 10.443%, 7/02/2026(a)(b)	2,242,058
1,694,241	Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD SOFR + 3.750%, 9.191%, 10/16/2028(a)(b)	1,648,717
3,743,000	Cotiviti Corp., 2024 Term Loan, 2/21/2031(c)	3,728,964
Principal Amount	Description	Value (†)
	Technology — continued
$6,063,319	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 4.250%,, 12/16/2025(a)(b)	$5,946,358
3,508,886	Endure Digital, Inc., Term Loan, 6 mo. USD SOFR + 3.500%, 9.422%, 2/10/2028(a)(b)	3,426,182
1,989,822	Foundever Worldwide Corp., 2021 USD Term Loan, 1 mo. USD SOFR + 3.750%, 9.191%, 8/28/2028(a)(b)	1,906,508
890,000	Genesys Cloud Services Holdings II LLC, Term Loan B, 1 mo. USD SOFR + 3.750%, 9.191%, 12/01/2027(a)(b)	892,225
2,299,238	Genuine Financial Holdings LLC, 2023 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.326%, 9/27/2030(a)(b)	2,291,765
1,868,915	Global Client Solutions LLC, Term Loan B, 3 mo. USD SOFR + 6.000%, 11.448%, 3/16/2026(a)(b)	1,775,469
1,651,237	GoTo Group, Inc., 2024 First Out Term Loan, 3 mo. USD SOFR + 4.750%, 10.174%, 8/31/2027(a)(b)	1,576,932
2,280,280	GoTo Group, Inc., 2024 Second Out Term Loan, 3 mo. USD SOFR + 4.750%, 10.174%, 8/31/2027(a)(b)	1,579,094
1,382,188	Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1 mo. USD SOFR + 4.000%, 9.441%, 12/01/2027(a)(b)	1,385,934
4,123,000	GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.326%, 1/31/2031(a)(b)	4,135,039
2,202,000	Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD SOFR + 2.250%, 7.576%, 1/31/2031(a)(b)	2,184,120
5,354,904	Loyalty Ventures, Inc., Term Loan B, 11/03/2027(f)	46,855
2,174,135	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD SOFR + 5.000%, 10.574%, 7/27/2028(a)(b)	1,294,219
3,813,572	McAfee LLC, 2022 USD Term Loan B, 1 mo. USD SOFR + 3.750%, 9.178%, 3/01/2029(b)	3,789,738
2,969,773	MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 1 mo. USD SOFR + 4.000%, 9.441%, 12/18/2028(a)(b)	2,474,207
2,453,278	MKS Instruments, Inc., 2023 USD Term Loan B, 1 mo. USD SOFR + 2.500%, 7.824%, 8/17/2029(a)(b)	2,446,703
4,900,000	Mosel Bidco SE, USD Term Loan B, 3 mo. USD SOFR + 4.750%, 10.098%, 9/16/2030(a)(b)	4,906,125
2,855,000	NCR Atleos LLC, Term Loan B, 1 mo. USD SOFR + 4.750%, 10.163%, 3/27/2029(a)(b)	2,849,661
1,496,231	Neptune Bidco U.S., Inc., 2022 USD Term Loan A, 3 mo. USD SOFR + 4.750%, 10.173%, 4/11/2029(a)(b)	1,365,580
2,003,000	Nuvei Technologies Corp., USD Term Loan, 12/19/2030(c)	2,003,320
4,154,076	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 2.750%, 8.176%, 1/31/2030(a)(b)	4,156,693
3,341,739	Physician Partners LLC, Term Loan, 3 mo. USD SOFR + 4.000%, 9.463%, 12/26/2028(a)(b)	2,945,943
2,300,000	Project Alpha Intermediate Holding, Inc., 2023 1st Lien Term Loan B, 3 mo. USD SOFR + 4.750%, 10.063%, 10/28/2030(a)(b)	2,305,428
3,703,042	Quest Software U.S. Holdings, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.250%, 9.713%, 2/01/2029(a)(b)	2,918,700
2,690,742	Redstone Holdco 2 LP, 2021 Term Loan, 1 mo. USD SOFR + 4.750%, 10.191%, 4/27/2028(a)(b)	2,219,028
3,988,578	Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD SOFR + 5.000%, 10.426%, 6/30/2028(a)(b)	3,398,587
1,710,000	UKG, Inc., 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 5.250%, 10.680%, 5/03/2027(a)(b)	1,724,963
2,147,187	UKG, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.814%, 2/10/2031(a)(b)	2,148,196

Principal Amount	Description	Value (†)
	Technology — continued
$3,000,000	Vision Solutions, Inc., 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 7.250%, 12.836%, 4/23/2029(a)(b)	$2,737,500
3,000,000	Waystar Technologies, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 9.326%, 10/22/2029(a)(b)	3,000,000
		103,230,907
	Transportation Services — 2.0%
3,441,679	AIT Worldwide Logistics, Inc., 2021 Term Loan, 1 mo. USD SOFR + 4.750%, 10.168%, 4/06/2028(a)(b)	3,437,377
1,262,794	Brown Group Holding LLC, 2022 Incremental Term Loan B2, USD SOFR + 3.000%, 8.361%, 7/02/2029(a)(b)	1,260,508
2,209,293	Carriage Purchaser, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 4.250%, 9.691%, 10/02/2028(a)(b)	2,205,846
3,330,771	Hertz Corp., 2021 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.691%, 6/30/2028(a)(b)	3,193,377
643,608	Hertz Corp., 2021 Term Loan C, 1 mo. USD SOFR + 3.250%, 8.691%, 6/30/2028(b)	617,059
1,000,000	Hertz Corp., 2023 Incremental Term Loan B, 1 mo. USD SOFR + 3.750%, 9.070%, 6/30/2028(a)(b)	963,750
992,500	KKR Apple Bidco LLC, 2022 Incremental Term Loan, 1 mo. USD SOFR + 3.500%, 8.826%, 9/22/2028(a)(b)	992,966
1,496,173	PODS LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.441%, 3/31/2028(a)(b)	1,471,187
4,516,552	St. George Warehousing & Trucking Co. of California, Inc., 2022 Term Loan, 3 mo. USD SOFR + 6.000%, 11.498%, 3/24/2028(a)(b)	2,032,449
		16,174,519
	Wireless — 1.4%
2,481,250	Altice France SA, 2023 USD Term Loan B14, 3 mo. USD SOFR + 5.500%, 10.814%, 8/15/2028(a)(b)	2,288,953
3,765,556	CCI Buyer, Inc., Term Loan, 3 mo. USD SOFR + 4.000%, 9.348%, 12/17/2027(a)(b)	3,735,657
5,105,768	Crown Subsea Communications Holding, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.750%, 10.067%, 1/30/2031(a)(b)	5,124,915
		11,149,525
	Wirelines — 0.9%
3,872,830	Voyage Australia Pty. Ltd., USD Term Loan B, 3 mo. USD SOFR + 3.500%, 9.079%, 7/20/2028(b)	3,867,989
3,792,529	Zacapa SARL, 2022 Term Loan, 3 mo. USD SOFR + 4.000%, 9.348%, 3/22/2029(a)(b)	3,781,455
		7,649,444
	Total Senior Loans (Identified Cost $741,868,405)	722,768,428

Bonds and Notes — 3.0%
	Airlines — 0.5%
4,205,000	Allegiant Travel Co., 7.250%, 8/15/2027(g)	4,093,579
	Cable Satellite — 0.4%
5,000,000	DISH DBS Corp., 7.750%, 7/01/2026	3,187,500
	Chemicals — 0.3%
2,985,000	Iris Holdings, Inc., 9.500% PIK or 8.750% Cash, 2/15/2026(g)(h)	2,552,204
	Consumer Cyclical Services — 0.2%
1,558,000	WASH Multifamily Acquisition, Inc., 5.750%, 4/15/2026(g)	1,511,260
	Consumer Products — 0.2%
1,965,000	Newell Brands, Inc., 6.375%, 9/15/2027	1,903,508
	Leisure — 0.4%
3,230,000	NCL Corp. Ltd., 8.125%, 1/15/2029(g)	3,398,225
Principal Amount	Description	Value (†)

	Media Entertainment — 0.3%
$4,650,000	Millennium Escrow Corp., 6.625%, 8/01/2026(g)	$2,774,027
	Other REITs — 0.2%
2,000,000	Starwood Property Trust, Inc., 4.375%, 1/15/2027(g)	1,875,000
	Retailers — 0.3%
1,920,000	Evergreen Acqco 1 LP/TVI, Inc., 9.750%, 4/26/2028(g)	2,025,811
	Technology — 0.2%
808,500	GoTo Group, Inc., 5.500%, 5/01/2028(g)	696,321
1,116,500	GoTo Group, Inc., 5.500%, 5/01/2028(g)	658,735
		1,355,056
	Total Bonds and Notes (Identified Cost $29,522,492)	24,676,170

Shares
Exchange-Traded Funds — 1.8%
174,000	SPDR® Blackstone Senior Loan ETF	7,314,960
292,500	SPDR® Bloomberg Short Term High Yield Bond ETF	7,365,150
	Total Exchange-Traded Funds (Identified Cost $14,615,333)	14,680,110

Common Stocks— 0.1%
	Capital Markets — 0.1%
32,299	Resolute Topco, Inc.(i)	484,485
	Oil, Gas & Consumable Fuels — 0.0%
61,854	Ameriforge Group, Inc.(i)(j)	5,691
	Textiles, Apparel & Luxury Goods — 0.0%
53,230	Elevate Textiles Holding Corp.(i)	159,690
	Total Common Stocks (Identified Cost $10,673,568)	649,866

Warrants — 0.0%
55,256	Elevate Textiles Holding Corp., Expiration on 6/21/2028(i) (Identified Cost $2,333)	55

Principal Amount
Short-Term Investments — 8.4%
$34,719,076	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/29/2024 at 3.500% to be repurchased at $34,722,451 on 3/01/2024 collateralized by $37,984,000 U.S. Treasury Note, 0.250% due 9/30/2025 valued at $35,413,521 including accrued interest(k)	34,719,076
33,500,000	U.S. Treasury Bills, 5.257%, 3/05/2024(l)	33,480,382
	Total Short-Term Investments (Identified Cost $68,199,509)	68,199,458
	Total Investments — 102.3% (Identified Cost $864,881,640)	830,974,087
	Other assets less liabilities — (2.3)%	(18,818,727)
	Net Assets — 100.0%	$812,155,360

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-
dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.50%, to which the spread is added.

(b)
Variable rate security. Rate as of February 29, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Position is unsettled. Contract rate was not determined at February 29, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(e)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended February 29, 2024, interest payments were made in principal.

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the value of Rule 144A holdings amounted to
$19,585,162 or 2.4% of net assets.

(h)
Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended February 29, 2024, interest payments were made in cash.

(i)	Non-income producing security.
(j)	Level 3 security. Value has been determined using significant unobservable inputs.
(k)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of February 29, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
SPDR®	Standard & Poor's Depositary Receipt
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Senior Loans(a)	$—	$722,768,428	$—	$722,768,428
Bonds and Notes(a)	—	24,676,170	—	24,676,170
Exchange-Traded Funds	14,680,110	—	—	14,680,110
Common Stocks
Capital Markets	—	484,485	—	484,485
Oil, Gas & Consumable Fuels	—	—	5,691	5,691
Textiles, Apparel & Luxury Goods	—	159,690	—	159,690
Total Common Stocks	—	644,175	5,691	649,866
Warrants	—	55	—	55
Short-Term Investments	—	68,199,458	—	68,199,458
Total Investments	$14,680,110	$816,288,286	$5,691	$830,974,087

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2023 and/or February 29, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of November 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 29, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at February 29, 2024
Common Stocks
Oil, Gas & Consumable Fuels	$5,691	$—	$—	$—	$—	$—	$—	$—	$5,691	$—

Industry Summary at February 29, 2024 (Unaudited)
Technology	12.9%
Retailers	8.4
Media Entertainment	8.2
Healthcare	6.9
Consumer Cyclical Services	6.5
Brokerage	3.7
Building Materials	3.5
Chemicals	3.5
Property & Casualty Insurance	2.9
Automotive	2.7
Gaming	2.6
Consumer Products	2.6
Diversified Manufacturing	2.5
Industrial Other	2.4
Food & Beverage	2.1
Airlines	2.1
Transportation Services	2.0
Cable Satellite	2.0
Other Investments, less than 2% each	14.6
Short-Term Investments	8.4
Exchange-Traded Funds	1.8
Total Investments	102.3
Other assets less liabilities	(2.3)
Net Assets	100.0%